Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13. Related party balances and transactions

Related party balances consist of the following:

		As of December 31,
	Relationship	2024	2025	2025
		HKD	HKD	US$
Other receivables from NCH	Common controlled by Ms. Siu	—	1,443,971	185,522
Due to NCH	Common controlled by Ms. Siu	(638,243)	(480,183)	(61,695)

The amounts due to the related parties are unsecured, interest free with no specific repayment terms. The amounts due to NCH were non-trade nature, representing fund advances to NCH for its operation.

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company also had the following transactions with related parties:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Agency income received by Neo-Concept UK from NCH	2,662,034	1,170,664	1,475,466	189,568
Purchase of apparel products from NCH	34,213,521	7,915,189	34,846,523	4,477,089
Purchase of intangible assets from NCH	—	15,023,180	—	—
Operating lease expense paid to NCH	720,000	720,000	720,000	92,506